Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Cash and equivalents	$ 3,544	$ 3,445
Marketable securities and short-term investments	566	712
Receivables, net	6,434	6,386
Contract assets	1,025	1,082
Inventories, net	4,184	4,284
Prepaid expenses	191	176
Other current assets	674	616
Current assets held for sale and in discontinued operations	9,840	5,164
Total current assets	26,458	21,865
Property, plant and equipment, net	3,972	4,133
Operating lease right-of-use assets	994	0
Goodwill	10,825	10,764
Other intangible assets, net	2,252	2,607
Prepaid pension and other employee benefits	133	83
Investments in equity-accounted companies	33	87
Deferred tax assets	910	1,006
Other non-current assets	531	469
Non-current assets held for sale and in discontinued operations	0	3,427
Total assets	46,108	44,441
Accounts payable, trade	4,353	4,424
Contract liabilities	1,719	1,707
Short-term debt and current maturities of long-term debt	2,287	2,031
Current operating leases	305	0
Provisions for warranties	816	948
Other provisions	1,375	1,372
Other current liabilities	3,761	3,780
Current liabilities held for sale and in discontinued operations	5,650	4,185
Total current liabilities	20,266	18,447
Long-term debt	6,772	6,587
Non-current operating leases	717	0
Pension and other employee benefits	1,793	1,828
Deferred taxes	911	927
Other non-current liabilities	1,669	1,689
Non-current liabilities held for sale and in discontinued operations	0	429
Total liabilities	32,128	29,907
Stockholders' equity:
Common stock, CHF 0.12 par value (2,168,148,264 issued shares at December 31, 2019 and 2018)	188	188
Additional paid-in capital	73	56
Retained earnings	19,640	19,839
Accumulated other comprehensive loss	(5,590)	(5,311)
Treasury stock, at cost (34,647,153 and 36,185,858 shares at December 31, 2019 and 2018, respectively)	(785)	(820)
Total ABB stockholders' equity	13,526	13,952
Noncontrolling interests	454	582
Total stockholders' equity	13,980	14,534
Total liabilities and stockholders' equity	$ 46,108	$ 44,441